Accounts Receivable - Schedule of Continuity of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 26, 2016	Mar. 28, 2015	Mar. 29, 2014
Receivables [Abstract]
Beginning balance	$ 2,259	$ 1,806	$ 2,109
Additional provision recorded	190	613
Reduction in provision recorded			(7)
Net write-offs	(294)	(160)	(296)
Ending balance	$ 2,155	$ 2,259	$ 1,806